STAPLED UNITHOLDERS' EQUITY - Trust's unit-based compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unit-based Compensation
Unit-based compensation (recovery) expense	$ (167)	$ 12,442
Total fair value remeasurement (recovery) expense	(6,267)	6,053
DSUs for trustees/directors
Unit-based Compensation
Unit-based compensation (recovery) expense	(2,002)	3,693
Total fair value remeasurement (recovery) expense	(3,534)	2,275
Restricted Stapled Unit Plan for executives and employees
Unit-based Compensation
Unit-based compensation (recovery) expense	1,835	8,749
Restricted Stapled Unit Plan for executives and employees
Unit-based Compensation
Total fair value remeasurement (recovery) expense	$ (2,733)	$ 3,778